5. Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits Details
2013	$ 157,707
2014	33,579
2015	36,066
2016	10,269
2017 and thereafter	10,603
Total	$ 248,224